                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 1999




                               [Graphic Omitted]





                                        VERTEX ALL CAP FUND(SM)

                                        VERTEX U.S. ALL CAP FUND(SM)

                                        VERTEX CONTRARIAN FUND(SM)

VERTEX ALL CAP FUND(SM)
VERTEX U.S. ALL CAP FUND(SM)
VERTEX CONTRARIAN FUND(SM)

TRUSTEES                                                    CUSTODIAN
Jeffrey L. Shames* - Chairman, Chief Executive              State Street Bank and Trust Company
Officer, and Director, Vertex Investment
Management, Inc.                                            INVESTOR SERVICE
                                                            MFS Service Center, Inc.
Nelson J. Darling, Jr. - Professional Trustee               P.O. Box 2281
                                                            Boston, MA 02107-9906
William R. Gutow - Vice Chairman, Capitol
Entertainment Management Company; Real Estate               For additional information, contact your
Consultant                                                  financial adviser.

INVESTMENT ADVISER                                          WORLD WIDE WEB
Vertex Investment Management, Inc.                          www.mfs.com
a wholly owned subsidiary of
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGERS
John W. Ballen*
Paul M. McMahon*
Brian E. Stack*

CHAIRMAN AND PRESIDENT
Jeffrey L. Shames*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*


*Affiliated with the Investment Adviser

LETTER FROM THE CHAIRMAN

Dear Shareholders,
Since we launched Massachusetts Investors Trust, the nation's first mutual fund, 75 years ago, MFS has weathered numerous market and economic cycles, from the occasional recession to long periods of growth and prosperity. Throughout that time, we have tried to give investors a realistic assessment of the investment markets and, when necessary, to sound a note of caution -- even when market conditions appear quite favorable.

Although the equity markets have overcome last year's volatility, we still think stocks are overdue for a correction that will rid them of the excesses that have developed. Perhaps the most glaring measure of those excesses is the high level of valuations, that is, the amount equity investors are paying for each dollar of earnings. By mid-March, the price-to-earnings (P/E) ratio of the average stock in the Standard & Poor's 500 Composite Index, a popular, unmanaged index of common stock total return performance, was almost 28% higher than it was a year ago. While P/E ratios keep going up, earnings have essentially been flat, and we believe they are likely to stay that way, for a few months at least. This leaves stock prices vulnerable to negative events such as a domestic or international crisis, a sudden increase in interest rates, or a slowing economy, any of which could lead to lower corporate earnings.

While risks in the overall market have increased, one industry calls for particular attention. For several months, Internet-related stocks have exhibited extreme price volatility. The Internet's potential impact on the way individuals and companies communicate and conduct business is certainly great, but we feel that most of the recent run-up in the share prices of these companies is unjustified. Many of them have not yet reported any profits, and there is no way of knowing which of today's "hot" Internet stocks will be successful -- or even in existence -- a few years from now. Therefore, we think the frenzy surrounding even the best-known Internet stocks is purely speculative.

However, there are some established companies offering Internet-related products and services that may generate revenue. These include companies that provide networking equipment, that make servers to store information, and that help customers make better use of Internet services. Because they already have profitable businesses as well as the potential to use the Internet to increase their opportunities to generate revenue, these companies have been the focus of our research efforts.

Although we think valuations for the overall equity market, and especially for Internet stocks, are excessive, we see this situation as an opportunity for our portfolio managers to capitalize on MFS(R) Original Research(SM). This is a fundamental, company-by-company process that helps us find investments that we believe are most likely to achieve long-term earnings growth, through both negative and positive market cycles.

We also rely heavily on our research process when investing in the fixed- income markets. Last year, turmoil in emerging markets and volatility in the U.S. stock market helped create a "flight to quality," meaning that investors moved toward U.S. Treasury securities, which are seen as carrying less risk, and away from almost everything else. As a result, yields on non-Treasury securities increased, while yields on Treasuries fell. Some of these yield spreads, or differentials, have narrowed, but they have not returned to the levels seen before last year's market turmoil. We think this has created opportunities for our portfolio managers to find attractive yields in these markets.

Individual investors, meanwhile, should keep in mind that the tremendous increases in the broad stock market averages of the past several years are a historical aberration and do not necessarily indicate future market performance. If they are not already diversified across a range of investments, including growth stock funds, value-oriented funds, and fixed-income funds, investors may want to talk to their financial advisers about developing well-diversified portfolios with greater potential to weather unexpected changes in the markets. Doing so may help investors more effectively meet their long-term financial goals. We appreciate your confidence and welcome any questions or comments you may have.

Respectfully,

/s/ Jeffrey L. Shames
    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    Vertex Investment Management, Inc.

    April 16, 1999

MANAGEMENT REVIEW AND OUTLOOK

Vertex All Cap Fund

Dear Shareholders,
For the six months ended March 31, 1999, the Fund provided a total return of 58.18%. This return includes the reinvestment of distributions and compares to a 27.23% return for the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance.

The Fund seeks capital appreciation by investing at least 65% of assets in equity securities. The Fund is flexibly managed and can pursue either growth- or value-style investments in companies of all market capitalizations and global industry sectors. The Fund, which can invest up to 100% of assets in foreign securities, is nondiversified and will frequently maintain large weightings in a small number of individual companies, countries, or regions.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,

/s/ John W. Ballen
    John W. Ballen
    Portfolio Manager

Note to Shareholders: On February 24, 1999, John W. Ballen became portfolio manager of the Fund, succeeding John F. Brennan, Jr.

Vertex U.S. All Cap Fund

Dear Shareholders,
For the six months ended March 31, 1999, the Fund provided a total return of 50.99%. This return includes the reinvestment of distributions and compares to a 27.23% return for the S&P 500.

The Fund seeks capital appreciation by investing at least 65% of assets in equity securities. The Fund is flexibly managed and can invest in companies of all market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities issued by U.S. companies or traded on U.S. securities exchanges. The Fund is nondiversified and will frequently maintain large weightings in a small number of individual companies, countries, or regions.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,

/s/ Paul M. McMahon
    Paul M. McMahon
    Portfolio Manager

Vertex Contrarian Fund

Dear Shareholders,
For the six months ended March 31, 1999, the Fund provided a total return of 91.25%. This return includes the reinvestment of distributions and compares to a 27.23% return for the S&P 500.

The Fund seeks capital appreciation by investing at least 65% of assets in equity securities. The Fund is flexibly managed and will seek investments in companies that its manager considers to be undervalued due to market declines, poor macroeconomic conditions, actual or anticipated developments that may affect the issuing company or its industry, or market indifference. The Fund is nondiversified and will frequently maintain large weightings in a small number of individual companies.

The Fund uses a variety of short- and long-term investment techniques, including short sales, long sales, derivatives, options, and futures contracts. The Fund also may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity purposes.

The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Respectfully,

/s/ Brian E. Stack
    Brian E. Stack
    Portfolio Manager

Note to Shareholders: On October 30, 1998, Brian E. Stack became portfolio manager of the Fund, succeeding John D. Laupheimer, Jr.

PERFORMANCE SUMMARY

Currently each Fund offers only Class A shares, which are available for purchase at net asset value only by employees of MFS and its affiliates, certain of their family members who are also residents of the Commonwealth of Massachusetts, and by trustees who oversee the MFS Funds.

CUMULATIVE TOTAL RATES OF RETURN AS OF MARCH 31, 1999

VERTEX ALL CAP FUND

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                      6 Months     Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return                                +58.18%           +58.81%
--------------------------------------------------------------------------------
*For the period from the commencement of the Fund's investment operations, May
 1, 1998, through March 31, 1999.

VERTEX U.S. ALL CAP FUND

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                      6 Months     Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return                                +50.99%           +29.40%
--------------------------------------------------------------------------------
*For the period from the commencement of the Fund's investment operations, May
 1, 1998, through March 31, 1999.

VERTEX CONTRARIAN FUND

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                      6 Months     Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return                                +91.25%           +83.02%
--------------------------------------------------------------------------------
*For the period from the commencement of the Fund's investment operations, May
 1, 1998, through March 31, 1999.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Investments in foreign and emerging market securities may provide superior returns but also involve greater risk than U.S. investments. Investments in foreign and emerging market securities may be favorably or unfavorably affected by changes in interest rates and currency exchange rates, market conditions, and the economic and political conditions of the countries where investments are made. These risks may increase share price volatility. See the prospectus for details.

Lower-rated securities may provide greater returns, but they are also associated with greater-than-average risk. These risks may increase share price volatility. See the prospectus for details.

Each Fund may focus its investments in certain sectors, thereby increasing its vulnerability to any single economic, political, or regulatory development. See the prospectus for details.

Each Fund may enter into short sales. A short sale transaction involves selling a security which a Fund does not own with the intent of purchasing it later at a lower price. See the prospectus for details.

PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 1999

VERTEX ALL CAP FUND
Stocks - 100.4%
------------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES                VALUE
------------------------------------------------------------------------------------------------------
U.S. Stocks - 93.0%
  Banks and Credit Companies - 8.0%
    AmSouth Bancorp#                                                          600           $   27,300
    BankBoston Corp.#                                                       2,000               86,625
    Fleet Financial Group, Inc.#                                            1,000               37,625
    PNC Bank Corp.#                                                           300               16,669
    US Bancorp#                                                               400               13,625
                                                                                            ----------
                                                                                            $  181,844
------------------------------------------------------------------------------------------------------
  Business Machines - 3.0%
    Kulicke & Soffa Industries, Inc.*#                                      2,700           $   68,175
------------------------------------------------------------------------------------------------------
  Business Services - 5.8%
    DST Systems, Inc.*#                                                       200           $   12,013
    IMRglobal Corp.*#                                                       6,800              120,700
                                                                                            ----------
                                                                                            $  132,713
------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 8.9%
    BMC Software, Inc.*#                                                    1,200           $   44,475
    Cadence Design Systems, Inc.*#                                          1,600               41,200
    Compuware Corp.*#                                                       1,800               42,975
    Network Associates, Inc.*                                                 260                7,979
    Oracle Corp.*#                                                          2,500               65,937
                                                                                            ----------
                                                                                            $  202,566
------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 6.9%
    Sportsline USA, Inc.*#                                                  2,000           $   91,250
    Tyco International Ltd.                                                   900               64,575
                                                                                            ----------
                                                                                            $  155,825
------------------------------------------------------------------------------------------------------
  Containers - 2.2%
    Gaylord Container Corp.*                                                6,800           $   51,000
------------------------------------------------------------------------------------------------------
  Electronics - 6.4%
    Altera Corp.*#                                                          1,000           $   59,500
    AMP, Inc.#                                                              1,000               53,687
    LSI Logic Corp.*#                                                       1,000               31,188
                                                                                            ----------
                                                                                            $  144,375
------------------------------------------------------------------------------------------------------
  Entertainment - 11.9%
    Gemstar International Group Ltd.*#                                      2,000           $  150,500
    Jacor Communications, Inc.*#                                              400               30,400
    MediaOne Group, Inc.*#                                                  1,400               88,900
                                                                                            ----------
                                                                                            $  269,800
------------------------------------------------------------------------------------------------------
  Financial Institutions - 4.5%
    Associates First Capital Corp., "A"#                                      800           $   36,000
    Federal Home Loan Mortgage Corp.#                                       1,000               57,125
    Merrill Lynch & Co., Inc.                                                 100                8,844
                                                                                            ----------
                                                                                            $  101,969
------------------------------------------------------------------------------------------------------
  Insurance - 0.2%
    Hartford Financial Services Group, Inc.                                   100           $    5,681
------------------------------------------------------------------------------------------------------
  Medical and Health Products - 1.1%
    American Home Products Corp.#                                             400           $   26,100
------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 13.1%
    Cytyc Corp.*#                                                           4,400           $   61,050
    Total Renal Care Holdings, Inc.*#                                      15,300              168,300
    United Healthcare Corp.#                                                1,300               68,412
                                                                                            ----------
                                                                                            $  297,762
------------------------------------------------------------------------------------------------------
  Oils - 0.5%
    Mobil Corp.                                                               130           $   11,440
------------------------------------------------------------------------------------------------------
  Printing and Publishing - 1.9%
    Scripps (E.W.) Howard, Inc., "A"#                                         400           $   17,700
    Ziff-Davis Inc. - ZD*                                                   1,000               21,500
    Ziff-Davis Inc. - ZDNet*                                                  100                3,600
                                                                                            ----------
                                                                                            $   42,800
------------------------------------------------------------------------------------------------------
  Railroads - 2.3%
    Kansas City Southern Industries, Inc.#                                    900           $   51,300
------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 5.7%
    Cendant Corp.*#                                                         4,000           $   63,000
    Sonic Corp.*#                                                           2,500               67,344
                                                                                            ----------
                                                                                            $  130,344
------------------------------------------------------------------------------------------------------
  Stores - 4.3%
    Rite Aid Corp.#                                                         3,900           $   97,500
------------------------------------------------------------------------------------------------------
  Supermarkets - 2.6%
    Meyer (Fred), Inc.*#                                                    1,000           $   58,875
------------------------------------------------------------------------------------------------------
  Telecommunications - 3.7%
    Alltel Corp.#                                                             150           $    9,356
    Sprint Corp. (PCS Group)*                                               1,700               75,331
                                                                                            ----------
                                                                                            $   84,687
------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                           $2,114,756
------------------------------------------------------------------------------------------------------
Foreign Stocks - 7.4%
  Finland - 1.8%
    Helsingin Puhelin Oyj (Telecommunications)*                                 3           $    9,335
    Nokia Corp., ADR (Telecommunications)                                     200               31,150
                                                                                            ----------
                                                                                            $   40,485
------------------------------------------------------------------------------------------------------
  France - 0.8%
    Sanofi S.A. (Medical and Health Products)                                 110           $   18,546
------------------------------------------------------------------------------------------------------
  Germany - 1.3%
    Mannesmann AG (Conglomerate)                                              225           $   28,768
------------------------------------------------------------------------------------------------------
  Greece - 0.3%
    Hellenic Telecommunication Organization S.A., GDR
      (Telecommunications)                                                    300           $    7,303
------------------------------------------------------------------------------------------------------
  Japan - 2.2%
    NTT Mobile Communication Network, Inc.
      (Telecommunications)                                                      1           $   49,409
------------------------------------------------------------------------------------------------------
  United Kingdom - 1.0%
    BP Amoco PLC, ADR (Oils)#                                                 164           $   16,554
    Reuters Group PLC, ADR (Business Services)                                 80                6,950
                                                                                            ----------
                                                                                            $   23,504
------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                        $  168,015
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,040,085)                                                  $2,282,771
------------------------------------------------------------------------------------------------------

Preferred Stock - 5.6%
------------------------------------------------------------------------------------------------------
  Supermarkets - 5.6%
    Supermarkets General Holdings Corp.* (Identified Cost $80,500)          3,500           $  127,750
------------------------------------------------------------------------------------------------------
Convertible Bond - 1.0%
------------------------------------------------------------------------------------------------------
                                                                 PRINCIPAL AMOUNT
                                                                    (000 OMITTED)
------------------------------------------------------------------------------------------------------
  Financial Institutions - 1.0%
    Bell Atlantic Financial Services, Inc., 4.25s, 2005##
      (Identified Cost $22,712)                                            $   20           $   21,850
------------------------------------------------------------------------------------------------------

Call Options Purchased - 1.1%
------------------------------------------------------------------------------------------------------
ISSUER/EXPIRATION MONTH/STRIKE PRICE                                    CONTRACTS
------------------------------------------------------------------------------------------------------
    Tyco International Ltd./ January/47.5 (Premiums Paid, $12,402)              9           $   24,638
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,155,699)                                             $2,457,009
------------------------------------------------------------------------------------------------------

Securities Sold Short - (6.4)%
------------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES
------------------------------------------------------------------------------------------------------
   Consumer Goods and Services - (1.2)%
    Tupperware Corp.                                                       (1,500)          $  (27,000)
------------------------------------------------------------------------------------------------------
  Finance - (4.4)%
    AmeriCredit Corp.*                                                     (3,200)          $  (42,000)
    E*TRADE Group, Inc.*                                                   (1,000)             (58,313)
                                                                                            ----------
                                                                                            $ (100,313)
------------------------------------------------------------------------------------------------------
  Retail - (0.8)%
    Wolverine World Wide, Inc.                                             (2,000)             (19,000)
------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $102,071)                                   $ (146,313)
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.7)%                                                        (37,988)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                         $2,272,708
------------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # Security or a portion of the security was pledged to cover collateral requirements. At the period end, the value of securities pledged amounted to $1,236,669.
## SEC Rule 144A restriction.

See notes to financial statements

PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 1999

VERTEX U.S. ALL CAP FUND
Stocks - 93.4%
------------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES              VALUE
------------------------------------------------------------------------------------------------------
U.S. Stocks - 89.3%
  Advertising - 2.3%
    Outdoor Systems, Inc.*                                                      700           $ 21,000
------------------------------------------------------------------------------------------------------
  Business Services - 5.0%
    First Data Corp.                                                          1,100           $ 47,025
------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 5.8%
    Microsoft Corp.*#                                                           600           $ 53,775
------------------------------------------------------------------------------------------------------
  Computer Software - Services - 4.1%
    EMC Corp.*                                                                  300           $ 38,325
------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 3.4%
    Oracle Corp.*                                                             1,200           $ 31,650
------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 3.0%
    LoJack Corp.*#                                                            3,600           $ 27,675
------------------------------------------------------------------------------------------------------
  Entertainment - 16.7%
    Comcast Corp., "A"                                                          400           $ 25,175
    Jacor Communications, Inc.*#                                                400             30,400
    MediaOne Group, Inc.*                                                       900             57,150
    Time Warner, Inc.                                                           600             42,637
                                                                                              --------
                                                                                              $155,362
------------------------------------------------------------------------------------------------------
  Financial Institutions - 19.5%
    Associates First Capital Corp., "A"                                       1,100           $ 49,500
    CIT Group, Inc., "A"                                                        800             24,450
    Donaldson, Lufkin & Jenrette, Inc.                                          600             41,850
    Financial Federal Corp.*#                                                   650             12,350
    Merrill Lynch & Co., Inc.                                                   600             53,062
                                                                                              --------
                                                                                              $181,212
------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 3.6%
    Health Management Associates, Inc., "A"*                                  1,900           $ 23,156
    United Healthcare Corp.                                                     200             10,525
                                                                                              --------
                                                                                              $ 33,681
------------------------------------------------------------------------------------------------------
  Printing and Publishing - 0.4%
    Ziff-Davis Inc. - ZDNet*                                                    100           $  3,600
------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 3.0%
    Wendy's International, Inc.                                               1,000           $ 28,438
------------------------------------------------------------------------------------------------------
  Stores - 8.1%
    Rite Aid Corp.                                                            1,100           $ 27,500
    TJX Cos., Inc.                                                            1,400             47,600
                                                                                              --------
                                                                                              $ 75,100
------------------------------------------------------------------------------------------------------
  Telecommunications - 14.4%
    American Tower Corp., "A"*                                                1,400           $ 34,300
    Cisco Systems, Inc.*                                                        300             32,869
    MCI WorldCom, Inc.*                                                         400             35,425
    Sprint Corp. (PCS Group)*#                                                  700             31,019
                                                                                              --------
                                                                                              $133,613
------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                             $830,456
------------------------------------------------------------------------------------------------------
Foreign Stocks - 4.1%
  Germany
    Mannesmann AG (Conglomerate)                                                300           $ 38,358
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $807,062)                                                      $868,814
------------------------------------------------------------------------------------------------------

Warrants - 4.8%
------------------------------------------------------------------------------------------------------
    BJ Services Co. (Oil Services) (Identified Cost, $44,126)                 2,300           $ 44,562
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $851,188)                                                 $913,376
------------------------------------------------------------------------------------------------------

Securities Sold Short - (6.3)%
------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - (2.2)%
    Dell Computer Corp.*                                                       (500)          $(20,437)
------------------------------------------------------------------------------------------------------
  Food and Beverage Products - (2.0)%
    Wrigley, (WM) Junior Co.                                                   (200)          $(18,088)
------------------------------------------------------------------------------------------------------
  Medical and Health Products - (2.1)%
    Warner-Lambert Co.                                                         (300)          $(19,856)
------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $56,045)                                      $(58,381)
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 8.1%                                                           75,452
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                           $930,447
------------------------------------------------------------------------------------------------------
* Non-income producing security.
# Security or a portion of the security was pledged to cover collateral requirements. At March 31,
   1999, the value of securities pledged amounted to $108,344.

See notes to financial statements

PORTFOLIO OF INVESTMENTS (Unaudited) - March 31, 1999

VERTEX CONTRARIAN FUND
Stocks - 152.3%
------------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES                VALUE
------------------------------------------------------------------------------------------------------
U.S. Stocks - 147.0%
  Business Machines - 1.0%
    Kulicke & Soffa Industries, Inc.*#                                      1,000           $   25,250
------------------------------------------------------------------------------------------------------
  Business Services - 30.5%
    DST Systems, Inc.*#                                                       600           $   36,038
    Learning Tree International, Inc.*#                                     3,200               32,000
    Quintiles Transnational Corp.*                                         16,911              638,390
    Technology Solutions Co.*                                               5,100               36,337
                                                                                            ----------
                                                                                            $  742,765
------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 9.5%
    America Online, Inc.*#                                                  1,000           $  146,000
    AVT Corp.*                                                              1,000               23,875
    Microsoft Corp.*#                                                         700               62,737
                                                                                            ----------
                                                                                            $  232,612
------------------------------------------------------------------------------------------------------
  Computer Software - Services - 4.4%
    Hyperion Solutions Corp.*#                                              3,800           $   55,100
    PLATINUM Technology International, Inc.*                                2,000               51,000
                                                                                            ----------
                                                                                            $  106,100
------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 5.7%
    Critical Path, Inc.*                                                      100           $    7,700
    Etec Systems, Inc.*                                                     1,500               44,156
    SCB Computer Technology, Inc.*                                          2,000                9,125
    Security Dynamics Technologies, Inc.*                                     900               16,763
    SunGard Data Systems, Inc.*#                                            1,000               40,000
    Wind River Systems, Inc.*#                                              1,150               20,484
                                                                                            ----------
                                                                                            $  138,228
------------------------------------------------------------------------------------------------------
  Conglomerates - 1.1%
    Sodexho Marriott Services, Inc.*#                                       1,200           $   26,475
------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 5.7%
    Galileo International, Inc.#                                              800           $   38,700
    SportsLine USA, Inc.*#                                                  2,200              100,375
                                                                                            ----------
                                                                                            $  139,075
------------------------------------------------------------------------------------------------------
  Containers - 1.6%
    Gaylord Container Corp.*                                                5,200           $   39,000
------------------------------------------------------------------------------------------------------
  Electronics - 9.2%
    Credence Systems Corp.*#                                                  900           $   19,294
    GaSonics International Corp.*                                           9,900              108,900
    KLA-Tencor Corp.*#                                                        400               19,425
    MKS Instruments, Inc.*                                                    100                1,338
    SIPEX Corp.*#                                                           1,600               20,900
    Teradyne, Inc.*#                                                        1,000               54,562
                                                                                            ----------
                                                                                            $  224,419
------------------------------------------------------------------------------------------------------
  Energy - 0.9%
    BJ Services Co.*#                                                         900           $   21,094
------------------------------------------------------------------------------------------------------
  Entertainment - 10.6%
    Disney (Walt) Co.#                                                      1,100           $   34,238
    Gemstar International Group Ltd.*#                                      1,350              101,587
    Jacor Communications, Inc.*#                                            1,600              121,600
                                                                                            ----------
                                                                                            $  257,425
------------------------------------------------------------------------------------------------------
  Financial Institutions - 8.7%
    Jefferies Group, Inc.                                                   4,000           $  189,750
    U.S. Trust Corp.#                                                         300               22,256
                                                                                            ----------
                                                                                            $  212,006
------------------------------------------------------------------------------------------------------
  Food and Beverage Products - 0.3%
    Del Monte Foods Co.*#                                                     600           $    7,913
------------------------------------------------------------------------------------------------------
  Medical and Health Products - 1.1%
    Haemonetics Corp.*#                                                     1,700           $   26,669
------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 20.7%
    Cytyc Corp.*#                                                           8,900           $  123,487
    IDEXX Laboratories, Inc.*#                                              4,100               98,144
    PAREXEL International Corp.*#                                           1,050               21,722
    Quorum Health Group, Inc.*                                                600                6,000
    Superior Consultant Holdings Corp.*#                                    1,600               54,600
    Total Renal Care Holdings, Inc.*#                                      18,100              199,100
                                                                                            ----------
                                                                                            $  503,053
------------------------------------------------------------------------------------------------------
  Oil Services - 2.5%
    Cooper Cameron Corp.*#                                                    700           $   23,713
    Noble Drilling Corp.*#                                                  2,200               38,087
                                                                                            ----------
                                                                                            $   61,800
------------------------------------------------------------------------------------------------------
  Oils - 1.2%
    Newfield Exploration Co.*#                                              1,300           $   29,412
------------------------------------------------------------------------------------------------------
  Printing and Publishing - 14.4%
    Scholastic Corp.*#                                                        800           $   39,100
    Ziff Davis, Inc.*                                                      14,300              307,450
    Ziff-Davis, Inc. - ZDNet*                                                 100                3,600
                                                                                            ----------
                                                                                            $  350,150
------------------------------------------------------------------------------------------------------
  Railroads - 2.3%
    Kansas City Southern Industries, Inc.#                                  1,000           $   57,000
------------------------------------------------------------------------------------------------------
  Special Products and Services - 1.0%
    Newport News Shipbuilding, Inc.#                                          800           $   25,350
------------------------------------------------------------------------------------------------------
  Stores - 4.4%
    BJ's Wholesale Club, Inc.*#                                               800           $   21,150
    Micro Warehouse, Inc.*#                                                   800               12,900
    Rite Aid Corp.#                                                         2,400               60,000
    Valley Media, Inc.*                                                       600               13,650
                                                                                            ----------
                                                                                            $  107,700
------------------------------------------------------------------------------------------------------
  Technology - 1.8%
    Galileo Technology Ltd.*#                                               1,500           $   43,875
------------------------------------------------------------------------------------------------------
  Telecommunications - 7.3%
    Cisco Systems, Inc.*#                                                     500           $   54,781
    Intermedia Communications, Inc.*#                                       2,725               72,553
    Network Solutions, Inc.*#                                                 200               21,150
    Qwest Communications International, Inc.*#                                400               28,838
                                                                                            ----------
                                                                                            $  177,322
------------------------------------------------------------------------------------------------------
  Utilities - Telephone - 1.1%
    Frontier Corp.#                                                           500           $   25,938
------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                           $3,580,631
------------------------------------------------------------------------------------------------------
Foreign Stocks - 5.3%
  United Kingdom - 5.3%
    CBT Group PLC, ADR (Computer Software)*#                               11,400           $  130,387
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,456,514)                                                  $3,711,018
------------------------------------------------------------------------------------------------------

Convertible Preferred Stock - 1.1%
------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 1.1%
    Concentra Managed Care, Inc., 4.50% (Identified Cost, $23,086)         30,000           $   27,713
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,479,600)                                             $3,738,731
------------------------------------------------------------------------------------------------------

Securities Sold Short - (37.8)%
------------------------------------------------------------------------------------------------------
U.S. Stocks - (35.9)%
  Business Services - (5.3)%
    Preview Travel, Inc.*                                                  (6,800)          $ (129,200)
------------------------------------------------------------------------------------------------------
  Computer Hardware - Systems (1.2)%
    Dell Computer Corp.*                                                     (700)          $  (28,613)
------------------------------------------------------------------------------------------------------
  Computer Software - Services - (4.8)%
    Internet America, Inc.*                                                (1,100)          $  (32,588)
    Yahoo!, Inc.*                                                            (500)             (84,187)
                                                                                            ----------
                                                                                            $ (116,775)
------------------------------------------------------------------------------------------------------
  Computer Software - Systems - (3.3)%
    E*TRADE Group, Inc.*                                                     (900)          $  (52,481)
    Xoom.com, Inc.                                                           (400)             (26,825)
                                                                                            ----------
                                                                                            $  (79,306)
------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - (1.2)%
    Procter & Gamble Co.                                                     (300)          $  (29,381)
------------------------------------------------------------------------------------------------------
  Entertainment - (2.5)%
    Clear Channel Communications, Inc.*                                      (900)          $  (60,356)
------------------------------------------------------------------------------------------------------
  Financial Institutions - (7.4)%
    AmeriTrade Holding Corp. "A"*                                          (1,290)          $  (79,658)
    Investment Technology Group, Inc.*                                     (2,000)            (101,500)
                                                                                            ----------
                                                                                            $ (181,158)
------------------------------------------------------------------------------------------------------
  Food and Beverage Products - (1.0)%
    Coca-Cola Co.                                                            (400)          $  (24,550)
------------------------------------------------------------------------------------------------------
  Medical and Health Technology Services - (1.5)%
    PacifiCare Health Systems, Inc., "B"*                                    (540)          $  (36,855)
------------------------------------------------------------------------------------------------------
  Stores - (7.7)%
    Amazon.com, Inc.*                                                        (300)          $  (51,656)
    CDnow, Inc.                                                            (1,700)             (27,413)
    Cyberian Outpost, Inc.*                                                (1,500)             (29,625)
    eBay, Inc.*                                                              (360)             (49,432)
    ONSALE, Inc.*                                                            (900)             (30,206)
                                                                                            ----------
                                                                                            $ (188,332)
------------------------------------------------------------------------------------------------------
Total U.S. Stocks Sold Short                                                                $ (874,526)
------------------------------------------------------------------------------------------------------
Foreign Stocks - (1.9)%
  Bermuda - (0.9)%
    Global Crossing Ltd. (Telecommunications)*                               (500)          $  (23,125)
------------------------------------------------------------------------------------------------------
  Germany - (1.0)%
    SAP AG, ADR (Computer Software -- Systems)##                             (900)          $  (23,850)
------------------------------------------------------------------------------------------------------
Total Foreign Stocks Sold Short                                                             $  (46,975)
------------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $862,931)                                   $ (921,501)
------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (15.6)%                                                      (380,888)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                         $2,436,342
------------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # Security or a portion of the security was pledged to cover collateral requirements. At the period end, the value of securities pledged amounted to $2,029,179.
## SEC Rule 144A restriction.

See notes to financial statements

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Unaudited)
-----------------------------------------------------------------------------------------------------
                                                             VERTEX           VERTEX           VERTEX
                                                            ALL CAP     U.S. ALL CAP       CONTRARIAN
MARCH 31, 1999                                                 FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost,
    $2,155,699, $851,188, and $3,479,600,
    respectively)                                        $2,457,009       $  913,376       $3,738,731
  Cash                                                      254,821            7,814           16,087
  Deposits with brokers for securities sold short           193,916           56,045        1,419,482
  Receivable for investments sold                           111,491          163,258          450,806
  Interest and dividends receivable                           3,854            1,158              152
                                                         ----------       ----------       ----------
    Total assets                                         $3,021,091       $1,141,651       $5,625,258
                                                         ----------       ----------       ----------
Liabilities:
  Payable to custodian                                   $  138,849       $     --         $  916,803
  Securities sold short, at value (proceeds
    received, $102,071, $56,045, and $862,931,
    respectively)                                           146,313           58,381          921,501
  Payable for investments purchased                         462,144          152,504        1,313,944
  Payable for Fund shares reacquired                           --               --             36,000
  Payable for dividends on securities sold short                962             --                536
  Accrued expenses and other liabilities                        115              319              132
                                                         ----------       ----------       ----------
        Total liabilities                                $  748,383       $  211,204       $3,188,916
                                                         ----------       ----------       ----------
    Net Assets                                           $2,272,708       $  930,447       $2,436,342
                                                         ==========       ==========       ==========
Net assets consist of:
  Paid-in capital                                        $1,597,958       $  710,950       $1,760,768
  Unrealized appreciation on investments and
    translation of assets and liabilities in
    foreign currencies                                      257,068           59,852          200,561
  Accumulated undistributed net realized gain on
    investments and foreign currency transactions           431,288          164,580          486,876
  Accumulated net investment loss                           (13,606)          (4,935)         (11,863)
                                                         ----------       ----------       ----------
      Net assets                                         $2,272,708       $  930,447       $2,436,342
                                                         ==========       ==========       ==========
Shares of beneficial interest outstanding                  151,258          71,790           135,662
                                                           =======          ======           =======
Net asset value, offering price, and redemption
  price per share (net assets / shares of
  beneficial interest outstanding)                         $15.03           $12.96           $17.96
                                                           ======           ======           ======

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statement of Operations (Unaudited)
----------------------------------------------------------------------------------------------------
                                                              VERTEX          VERTEX          VERTEX
                                                             ALL CAP    U.S. ALL CAP      CONTRARIAN
SIX MONTHS ENDED MARCH 31, 1999                                 FUND            FUND            FUND
----------------------------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                               $  6,674        $  1,625        $  1,578
    Interest                                                   1,770             720             360
    Foreign taxes withheld                                    (1,800)           --              --
                                                            --------        --------        --------
      Total investment income                               $  6,644        $  2,345        $  1,938
                                                            --------        --------        --------
  Expenses -
    Management fee                                          $ 14,560        $  5,472        $  9,838
    Trustees' compensation                                     2,500           2,500           2,500
    Shareholder servicing agent fee                            1,092             409             740
    Distribution and service fee (Class A)                     3,400           1,277           2,325
    Administrative fee                                           162              58              75
    Custodian fee                                              4,417           1,976           2,906
    Interest expense                                           4,155           1,451           6,739
    Printing                                                   5,213            --               946
    Postage                                                      218              72             102
    Auditing fees                                              7,007           6,616           6,991
    Legal fees                                                 1,367           1,671           1,699
    Dividend expense on securities sold short                    837            --               680
    Miscellaneous                                              1,524             143           1,319
                                                            --------        --------        --------
      Total expenses                                        $ 46,452        $ 21,645        $ 36,860
    Fees paid indirectly                                        (149)           (169)           (213)
    Reduction of expenses by investment adviser and
      distributor                                            (26,053)        (14,196)        (22,846)
                                                            --------        --------        --------
      Net expenses                                          $ 20,250        $  7,280        $ 13,801
                                                            --------        --------        --------
        Net investment loss                                 $(13,606)       $ (4,935)       $(11,863)
                                                            --------        --------        --------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                 $719,876        $184,940        $477,944
    Securities sold short                                   (140,412)         (9,915)         10,745
    Foreign currency transactions                             (1,395)            266            --
                                                            --------        --------        --------
      Net realized gain on investments and foreign
        currency transactions                               $578,069        $175,291        $488,689
                                                            --------        --------        --------
  Change in unrealized appreciation (depreciation) -
    Investments                                             $319,499        $100,104        $297,841
    Securities sold short                                    (93,555)         (6,556)        (58,571)
    Translation of assets and liabilities in foreign
      currencies                                              (4,430)            395            --
                                                            --------        --------        --------
      Net unrealized gain on investments and foreign
        currency translation                                $221,514        $ 93,943        $239,270
                                                            --------        --------        --------
        Net realized and unrealized gain on
          investments and foreign currency                  $799,583        $269,234        $727,959
                                                            --------        --------        --------
          Increase in net assets from operations            $785,977        $264,299        $716,096
                                                            ========        ========        ========
See notes to financial statements

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED                PERIOD ENDED
                                                               MARCH 31, 1999         SEPTEMBER 30, 1998*
VERTEX ALL CAP FUND                                               (UNAUDITED)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                              $  (13,606)                 $   (5,612)
  Net realized gain (loss) on investments and foreign
    currency transactions                                             578,069                     (39,384)
  Net unrealized gain on investments and foreign currency
    translation                                                       221,514                      35,554
                                                                   ----------                  ----------
      Increase (decrease) in net assets from operations            $  785,977                  $   (9,442)
                                                                   ----------                  ----------
Distributions declared to shareholders from net realized gain
  on investments and foreign currency transactions                 $ (106,531)                 $     --
                                                                   ----------                  ----------
Net increase in net assets from Fund share transactions            $  562,075                  $1,040,629
                                                                   ----------                  ----------
      Total increase in net assets                                 $1,241,521                  $1,031,187
Net assets:
  At beginning of period                                            1,031,187                        --
                                                                   ----------                  ----------
  At end of period (including accumulated net investment loss
    of $13,606 and $0, respectively)                               $2,272,708                  $1,031,187
                                                                   ==========                  ==========

* For the period from the commencement of the Fund's investment operations, May 1, 1998, through
  September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets - continued
-----------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                 PERIOD ENDED
                                                                MARCH 31, 1999          SEPTEMBER 30, 1998*
VERTEX U.S. ALL CAP FUND                                           (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                                 $ (4,935)                    $ (1,940)
  Net realized gain (loss) on investments and foreign currency
    transactions                                                       175,291                      (10,724)
  Net unrealized gain (loss) on investments and foreign currency
    translation                                                         93,943                      (34,091)
                                                                      --------                     --------
      Increase (decrease) in net assets from operations               $264,299                     $(46,755)
                                                                      --------                     --------
Net increase in net assets from Fund share transactions               $360,295                     $352,608
                                                                      --------                     --------
      Total increase in net assets                                    $624,594                     $305,853
Net assets:
  At beginning of period                                               305,853                         --
                                                                      --------                     --------
  At end of period (including accumulated net investment loss of
    $4,935 and $0, respectively)                                      $930,447                     $305,853
                                                                      ========                     ========

* For the period from the commencement of the Fund's investment operations, May 1, 1998, through
  September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statement of Changes in Net Assets - continued
-----------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                 PERIOD ENDED
                                                                MARCH 31, 1999          SEPTEMBER 30, 1998*
VERTEX CONTRARIAN FUND                                             (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                      $  (11,863)                    $  1,409
  Net realized gain on investments and foreign currency
    transactions                                                       488,689                       13,783
  Net unrealized gain (loss) on investments and foreign
    currency translation                                               239,270                      (38,709)
                                                                    ----------                     --------
      Increase (decrease) in net assets from operations             $  716,096                     $(23,517)
                                                                    ----------                     --------
Distributions declared to shareholders -
  From net investment income                                        $   (1,392)                    $   --
  From net realized gain on investments and foreign currency
  transactions                                                         (15,613)                        --
                                                                    ----------                     --------
      Total distributions declared to shareholders                  $  (17,005)                    $   --
                                                                    ----------                     --------
Net increase in net assets from Fund share transactions             $1,347,765                     $413,003
                                                                    ----------                     --------
      Total increase in net assets                                  $2,046,856                     $389,486
Net assets:
  At beginning of period                                               389,486                         --
                                                                    ----------                     --------
  At end of period (including accumulated net investment loss of $11,863 and accumulated net investment income of
    $1,392, respectively)                                           $2,436,342                     $389,486
                                                                    ==========                     ========

*For the period from the commencement of the Fund's investment operations, May 1, 1998, through
 September 30, 1998.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Statement of Cash Flows (Unaudited)
-------------------------------------------------------------------------------------------
                                                                                     VERTEX
                                                                                 CONTRARIAN
SIX MONTHS ENDED MARCH 31, 1999                                                        FUND
-------------------------------------------------------------------------------------------
Increase (decrease) in cash:
Cash flows from operating activities -
  Net increase in net assets from operations                                   $    716,096
  Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
    Purchase of investment securities                                           (23,727,905)
    Proceeds from disposition of investment securities                           22,026,616
    Increase in deposits with brokers for securities sold short                  (1,419,482)
    Increase in dividends and interest receivable                                       867
    Increase in receivable for securities sold                                     (450,806)
    Decrease in other receivables                                                     2,100
    Increase in payable for securities purchased                                  1,309,156
    Increase in payable for Fund shares reacquired                                   36,000
    Increase in accrued expenses and other liabilities                                  647
    Unrealized appreciation from investments and securities sold short             (239,270)
    Net realized gain from investments and securities sold short                   (488,689)
                                                                               ------------
      Net cash used in operating activities                                    $ (2,234,670)
                                                                               ------------
Cash flows from financing activities -
  Increase in loan payable                                                     $    916,803
  Proceeds from Fund shares sold                                                  1,483,118
  Payment on Fund shares redeemed                                                  (152,357)
                                                                               ------------
      Net cash provided by financing activities                                   2,247,564
                                                                               ------------
      Net increase in cash                                                     $     12,894
Cash:
  Beginning balance                                                                   3,193
  Ending balance                                                               $     16,087
                                                                               ============
Non cash financing activities not included herein consist of reinvestment of distributions of $17,005.

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights
----------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                  PERIOD ENDED
                                                        MARCH 31, 1999           SEPTEMBER 30, 1998*
VERTEX ALL CAP FUND                                        (UNAUDITED)
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                           $10.10                        $10.00
                                                                ------                        ------
Income from investment operations# -
  Net investment loss(S)                                        $(0.09)                       $(0.07)
  Net realized and unrealized gain on investments
    and foreign currency                                          5.71                          0.17
                                                                ------                        ------
      Total from investment operations                          $ 5.62                        $ 0.10
                                                                ------                        ------
Less distributions declared to shareholders from net realized
  gain on investments and foreign currency transactions         $(0.69)                       $ --
                                                                ------                        ------
Net asset value - end of period                                 $15.03                        $10.10
                                                                ======                        ======
Total return                                                    58.18%++                       1.00%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##(+)                                                  2.11%+                        2.39%+
  Net investment loss                                          (1.41)%+                      (1.43)%+
Portfolio turnover                                                991%                          446%
Net assets at end of period (000 omitted)                       $2,273                        $1,031

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through
    September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The
    Fund's expenses are calculated without reduction for this expense offset arrangement.
(+) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.02% and 2.00% for the six months ended March 31, 1999, and the period ended September 30,
    1998, respectively.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the
    Fund, exclusive of management, distribution and service fees, and dividend expense on securities sold short, at not more than 2.00% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                                        $(0.27)                       $(0.36)
     Ratios (to average net assets):
       Expenses##                                                4.83%                        8.62%+
       Net investment loss                                      (4.13)%                     (7.66)%+

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
----------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                  PERIOD ENDED
                                                        MARCH 31, 1999           SEPTEMBER 30, 1998*
VERTEX U.S. ALL CAP FUND                                   (UNAUDITED)
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                           $ 8.61                        $10.00
                                                                ------                        ------
Income from investment operations# -
  Net investment loss(S)                                        $(0.08)                       $(0.06)
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                 4.43                         (1.33)
                                                                ------                        ------
      Total from investment operations                          $ 4.35                        $(1.39)
                                                                ------                        ------
Net asset value - end of period                                 $12.96                        $ 8.61
                                                                ======                        ======
Total return                                                    50.99%++                    (13.90)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                     2.04%+                        2.50%+
  Net investment loss                                          (1.35)%+                      (1.51)%+
Portfolio turnover                                                397%                          928%
Net assets at end of period (000 omitted)                         $930                          $306

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through
    September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The
    Fund's expenses are calculated without reduction for this expense offset arrangement.
(+) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.04% and 2.00% for the six months ended March 31, 1999, and the period ended September 30,
    1998, respectively.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the
    Fund, exclusive of management and distribution and service fees at not more than 2.00% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                                        $(0.40)                       $(0.88)
     Ratios (to average net assets):
       Expenses##                                                5.93%+                       21.86%+
       Net investment loss                                     (5.20)%+                     (20.87)%+

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                  PERIOD ENDED
                                                        MARCH 31, 1999           SEPTEMBER 30, 1998*
VERTEX CONTRARIAN FUND                                     (UNAUDITED)
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                           $ 9.58                        $10.00
                                                                ------                        ------
Income from investment operations# -
  Net investment income (loss)(S)                               $(0.13)                       $ 0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency                              8.73                         (0.46)
                                                                ------                        ------
      Total from investment operations                          $ 8.60                        $(0.42)
                                                                ------                        ------
Less distributions declared to shareholders -
  From net investment income                                    $(0.02)                       $ --
  From net realized gain on investment and foreign
    currency transactions                                        (0.20)                         --
                                                                ------                        ------
      Total distributions declared to shareholders              $(0.22)                       $ --
                                                                ------                        ------
Net asset value - end of period                                 $17.96                        $ 9.58
                                                                ======                        ======
Total return                                                    91.25%++                     (4.20)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##(+)                                                  2.14%+                        2.03%+
  Net investment income (loss)                                 (1.81)%+                        0.91%+
Portfolio turnover                                                942%                          243%
Net assets at end of period (000 omitted)                       $2,436                          $389

  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through
    September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The
    Fund's expenses are calculated without reduction for this expense offset arrangement.
(+) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.03% and 2.03% for the six months ended March 31, 1999, and the period ended September 30,
    1998, respectively.
(S) Subject to reimbursement by the Fund, the investment adviser agreed to maintain expenses of the
    Fund, exclusive of management, distribution and service fees, and dividend expense on securities sold short, at not more than 2.00% of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

     Net investment loss                                        $(0.37)                       $(0.64)
     Ratios (to average net assets):
       Expenses##                                                5.63%+                       15.69%+
       Net investment loss                                     (5.30)%+                     (12.78)%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, (each Fund) are non-diversified series of MFS Series Trust XI (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales - Each Fund may enter into short sales. A short sale transaction involves selling a security which the Fund does not own with the intent of purchasing it later at a lower price. A Fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Losses can exceed the proceeds from short sales and can be greater than losses from the actual purchase of a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the Fund may be required to pay in connection with a short sale. Whenever a Fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each Fund's custody fee is calculated as a percentage of the Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statements of Operations.

Tax Matters and Distributions - Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Distributions to shareholders are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

(3) Transactions with Affiliates
Investment Adviser - Each Fund has an investment advisory agreement with Vertex Investment Management, Inc. (Vertex), a wholly owned subsidiary of Massachusetts Financial Services Company (MFS), to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.50% of average daily net assets. The investment adviser has voluntarily agreed to waive its fee, which is reflected as a reduction of expenses in the Statements of Operations.

Each Fund has a temporary expense reimbursement agreement whereby Vertex has voluntarily agreed to pay all of each Fund's operating expenses, exclusive of management, distribution and service fees, and dividend expense on securities sold short. Each Fund in turn will pay Vertex an expense reimbursement fee not greater than 2.00% of average daily net assets. To the extent that the expense reimbursement fee exceeds each Fund's actual expenses, the excess will be applied to amounts paid by Vertex in prior years.

At March 31, 1999, the aggregate unreimbursed expenses owed to Vertex were as follows:

                  VERTEX               VERTEX              VERTEX
            ALL CAP FUND    U.S. ALL CAP FUND     CONTRARIAN FUND
            -----------------------------------------------------
                 $25,281              $29,910             $29,116

Each Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Fund from Vertex. Certain officers and Trustees of the Fund are officers or directors of Vertex, MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - Each Fund has an administrative services agreement with MFS to provide each Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee at the following annual percentages of each Fund's average daily net assets:

                  First $1 billion                   0.0150%
                  Next $1 billion                    0.0125%
                  Next $1 billion                    0.0100%
                  In excess of $3 billion            0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales on Class A shares of each Fund for the six months ended March 31, 1999.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Fund's distribution plan provides that each Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed on Class A shares of each Fund during the six months ended March 31, 1999.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than short sale transactions, purchased option transactions and short-term obligations, were as follows:

                                                            VERTEX              VERTEX              VERTEX
                                                      ALL CAP FUND   U.S. ALL CAP FUND     CONTRARIAN FUND
-------------------------------------------------------------------------------------------------------------
Purchases
---------
Investments (non-U.S. government securities)           $19,957,209          $3,167,603         $19,070,273
                                                       -----------          ----------         -----------

Sales
-----
Investments (non-U.S. government securities)           $19,828,774          $2,864,183         $16,410,822
                                                       -----------          ----------         -----------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                            VERTEX              VERTEX              VERTEX
                                                      ALL CAP FUND   U.S. ALL CAP FUND     CONTRARIAN FUND
-------------------------------------------------------------------------------------------------------------
Aggregate cost                                         $ 2,155,699          $  851,188         $ 3,479,600
                                                       -----------          ----------         -----------
Gross unrealized appreciation                          $   372,671          $  106,173         $   381,598
Gross unrealized depreciation                              (71,361)            (43,985)           (122,467)
                                                       -----------          ----------         -----------
    Net unrealized appreciation                        $   301,310          $   62,188         $   259,131
                                                       ===========          ==========         ===========

(5) Shares of Beneficial Interest
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

Class A Shares

                                                        SIX MONTHS ENDED MARCH 31, 1999
                           ----------------------------------------------------------------------------------------
                                    VERTEX ALL CAP FUND     VERTEX U.S. ALL CAP FUND         VERTEX CONTRARIAN FUND
                           ----------------------------   --------------------------   ----------------------------
                                SHARES           AMOUNT        SHARES         AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                     98,084       $1,245,521        36,400       $361,356       102,797       $1,483,117
Shares reinvested                9,053          106,915          --             --           1,324           17,005
Shares reacquired              (57,948)        (790,361)         (117)        (1,061)       (9,116)        (152,357)
                               -------       ----------        ------       --------       -------       ----------
    Net increase                49,189       $  562,075        36,283       $360,295        95,005       $1,347,765
                               =======       ==========        ======       ========       =======       ==========

Class A Shares
                                                       PERIOD ENDED SEPTEMBER 30, 1998*
                           ----------------------------------------------------------------------------------------
                                    VERTEX ALL CAP FUND     VERTEX U.S. ALL CAP FUND         VERTEX CONTRARIAN FUND
                           ----------------------------   --------------------------   ----------------------------
                                SHARES           AMOUNT        SHARES         AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                    102,107       $1,041,011        35,507       $352,608        70,657       $  725,305
Shares reacquired                  (38)            (382)         --             --         (30,000)        (312,302)
                               -------       ----------        ------       --------       -------       ----------
    Net increase               102,069       $1,040,629        35,507       $352,608        40,657       $  413,003
                               =======       ==========        ======       ========       =======       ==========
*For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30, 1998.

(6) Line of Credit
The Funds participate in a $4 million committed secured line of credit, provided by State Street Bank and Trust Company under a line of credit agreement. Each Fund may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity or defensive purposes. Each loan is secured by assets of the Fund. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Overnight Federal Funds Rate plus 0.45%. In addition, a commitment fee of 0.07% per annum is charged based on the daily unused portion of the committed line of credit and allocated among the participating funds at the end of each quarter. During the six months ended March 31, 1999, the maximum amounts outstanding and the amounts outstanding at March 31, 1999, were as follows:

                                                    VERTEX               VERTEX               VERTEX
                                                 ALL CAP FUND       U.S. ALL CAP FUND     CONTRARIAN FUND
---------------------------------------------------------------------------------------------------------
Maximum loan outstanding                           $500,000             $159,923             $916,803
Loan outstanding at March 31, 1999                 $138,849                --                $916,803

Interest expense and weighted average interest rate incurred on the borrowings for the six months ended March 31, 1999, and the interest rate on March 31, 1999, were as follows:

                                                    VERTEX               VERTEX               VERTEX
                                                 ALL CAP FUND       U.S. ALL CAP FUND     CONTRARIAN FUND
---------------------------------------------------------------------------------------------------------
Interest Expense                                   $  4,155             $    864             $  6,739
Weighted Average Interest Rate                        5.38%                5.40%                5.30%
Interest Rate at March 31, 1999                      5.625%                --                  5.625%



                       --------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

VERTEX ALL CAP FUND(SM)

VERTEX U.S. ALL CAP FUND(SM)

VERTEX CONTRARIAN FUND(SM)






VERTEX INVESTMENT MANAGEMENT, INC.

500 BOYLSTON STREET
BOSTON, MA 02116-3741

(c)1999 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741
                                                                   VER-3 5/99 2M